John Hancock Disciplined Value Mid Cap Fund Expense Example - Class NAV [Member] - John Hancock Disciplined Value Mid Cap Fund - Class NAV	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	$ 929